OBLIGATIONS OF LAW No. 14,182/2021 - Maturity Analysis Of Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OBLIGATIONS OF LAW No. 14,182/2021
Current	R$ 2,916,199	R$ 2,161,176
Non-current	39,105,924	37,358,230
Current and non-current	42,022,123	39,519,406	R$ 36,659,454
2025
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,916,199
2026
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,332,055
2027
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,674,460
2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,429,821
2029
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,201,659
20230
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,060,512
After 2030
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 22,407,417
Energy Development Account
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	7.60%
Current	R$ 1,951,819	1,241,242
Non-current	33,658,741	31,570,364
Current and non-current	35,610,560	32,811,606	29,755,493
Energy Development Account | 2025
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	1,951,819
Energy Development Account | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,418,886
Energy Development Account | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,810,292
Energy Development Account | 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,612,026
Energy Development Account | 2029
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,427,747
Energy Development Account | 20230
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,328,129
Energy Development Account | After 2030
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 21,061,661
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	5.67%
Current	R$ 964,380	919,934
Non-current	5,447,183	5,787,866
Current and non-current	6,411,563	R$ 6,707,800	R$ 6,903,961
River Basin Revitalization | 2025
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	964,380
River Basin Revitalization | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	913,169
River Basin Revitalization | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	864,168
River Basin Revitalization | 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	817,795
River Basin Revitalization | 2029
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	773,912
River Basin Revitalization | 20230
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	732,383
River Basin Revitalization | After 2030
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 1,345,756